Cover	Jul. 29, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 29, 2025
Current Fiscal Year End Date	--10-31
Entity File Number	333-263020
Entity Registrant Name	KHEOBA CORP.
Entity Central Index Key	0001909770
Entity Tax Identification Number	98-1636812
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	KHEOBA CORP.
Entity Address, Address Line Two	2A Los Realejos 38410
Entity Address, City or Town	Tenerife
Entity Address, Country	ES
Entity Address, Postal Zip Code	0000
City Area Code	60
Local Phone Number	1116761431
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true